S000080055 [Member] Investment Strategy - DoubleLine Mortgage ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in residential mortgage-backed securities and other residential mortgage-related securities (together, “Residential Mortgage Securities”) deemed to be rated investment grade at the time of purchase. Residential Mortgage Securities in which the Fund may invest include, without limitation: residential mortgage-related securities of any maturity or type, including those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, and privately issued mortgage-backed securities; pass-through securities, including government, private, and multiclass pass-through securities; stripped mortgage securities (interest-only and principal-only securities); mortgage servicing rights; single-family rental-related securities; collateralized mortgage obligations; Real Estate Mortgage Investment Conduits, which are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property (“REMICS”) and Re‑REMICs (which are REMICs that have been re‑securitized); loan participations and similar instruments; credit risk transfer securities that, while not backed by mortgage loans, have credit exposure to a pool of mortgage loans acquired by the government-sponsored entity or private entity issuing the securities; instruments backed by collateral such as performing, non‑performing (i.e., loans currently delinquent or in default) and/or re‑performing loans (i.e., loans previously, but no longer, delinquent or in default), qualified and non‑qualified mortgage loans; and mortgage-related derivatives such as inverse floaters (instruments whose coupon rate is inversely related to the reference rate), inverse interest-only securities and repurchase agreements. The Fund’s investments may bear fixed or variable interest rates of any maturity. Derivatives that have economic characteristics similar to the investments included in the Fund’s 80% investment policy will be counted for purposes of such policy.
The Adviser expects normally to invest at least 50% of its net assets (plus the amount of any borrowings for investment purposes) in Residential Mortgage Securities issued and guaranteed by the U.S. government, its agencies, instrumentalities or sponsored corporations such as the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation.
Although under normal circumstances the Fund intends to invest primarily in Residential Mortgage Securities deemed to be rated investment grade (i.e., securities rated Baa3/BBB‑ or higher) at the time of purchase, the Fund may also invest in certain other fixed-income securities as contemplated herein, including derivatives, U.S. government securities, and other cash and cash-equivalents.
The Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described above by investing in other registered investment companies, including other open‑end or closed‑end investment companies and ETFs, in each case affiliated or unaffiliated with the Fund. The amount of the Fund’s investment in certain investment companies may be limited by law or by tax considerations.
In selecting among available Residential Mortgage Securities, the Fund expects to consider, among other things, available yield, duration characteristics, collateral quality, level of correlation to other risk assets, supply/demand technicals, and sponsor quality. The Fund may invest in any level of the capital structure of an issuer, including subordinated or residual tranches and the equity or “first loss” tranche.
The portfolio managers utilize active asset allocation in managing the Fund’s investments and have significant latitude to invest across fixed income sectors with varying weightings.
The Adviser has broad discretion to manage the Fund’s portfolio duration; however, the Adviser expects normally to construct an investment portfolio with a dollar-weighted average effective duration within two years (plus or minus) of that of its benchmark index, the Bloomberg U.S. Mortgage-Backed Securities Index, which was approximately 5.5 years as of November 30, 2025. The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Adviser seeks to manage the Fund’s duration based on the Adviser’s view of, among other things, future interest rates and market conditions. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates as determined by the Adviser. The Fund may invest in individual securities of any maturity or duration. The effective duration of the Fund’s investment portfolio may vary significantly from time to time and may be negative at certain times, and there is no assurance that the effective duration of the Fund’s investment portfolio will remain within the targeted range described above.
The Adviser may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the purchase and sale of securities of different durations and through the use of derivatives and other instruments (including, among others, inverse floaters, futures contracts, U.S. Treasury swaps, interest rate swaps, total return swaps and options, including swaptions). The Fund may incur costs in implementing duration management strategies, and there can be no assurance that the Fund will engage in duration management strategies or that any duration management strategy employed by the Fund will be successful.
The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes, in lieu of cash investments or otherwise to gain, or reduce, exposure to one or more asset classes or issuers. When seeking to effect or create investment leverage, the Fund typically will use derivatives transactions. The Fund may use futures contracts and options on futures contracts, in order to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect exposures to interest rates, or to hedge against portfolio exposures; put and call options, and exchange-traded and structured notes, to take indirect positions on indexes, securities, or other indicators of value, or to hedge against portfolio exposures.
Additionally, the Fund may enter into contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”), including securities it does not currently own, in furtherance of its strategies, including for any kind of hedging purposes. Forward commitments include a variety of transactions, including when-issued, delayed delivery and to‑be‑announced transactions (e.g., “To Be Announced” Securities). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls), which may create investment leverage.
Portfolio securities may be sold at any time. Sales typically occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio managers’ sell target. The Fund’s investment strategy may involve active and frequent trading of portfolio securities.
The Fund is classified as a non‑diversified fund under the Investment Company Act of 1940, as amended, and may invest in the securities of a smaller number of issuers than a diversified fund.